American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
October 31, 2024

One Choice Blend+ 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.8%
Avantis U.S. Equity Fund G Class	494,612	9,021,724
Avantis U.S. Small Cap Value Fund G Class	47,235	822,364
Focused Dynamic Growth Fund G Class(2)	84,999	5,685,576
Focused Large Cap Value Fund G Class	539,263	6,012,784
Growth Fund G Class	2,825	171,070
Heritage Fund G Class	47,932	1,455,709
Mid Cap Value Fund G Class	84,792	1,429,601
Small Cap Growth Fund G Class(2)	34,582	816,824
		25,415,652
International Equity Funds — 23.4%
Avantis Emerging Markets Equity Fund G Class	93,162	1,151,486
Avantis International Equity Fund G Class	266,371	3,295,009
Emerging Markets Fund G Class	135,038	1,596,147
Focused International Growth Fund G Class	102,751	1,808,410
Global Real Estate Fund G Class	79,963	1,110,682
International Small-Mid Cap Fund G Class	71,879	736,045
International Value Fund G Class	6,637	59,669
Non-U.S. Intrinsic Value Fund G Class	179,820	1,758,638
		11,516,086
Domestic Fixed Income Funds — 18.1%
Avantis Core Fixed Income Fund G Class	794,050	6,630,314
High Income Fund G Class	191,440	1,661,702
Inflation-Adjusted Bond Fund G Class	55,895	595,840
		8,887,856
International Fixed Income Funds — 6.7%
Emerging Markets Debt Fund G Class	97,890	874,157
Global Bond Fund G Class	274,145	2,420,704
		3,294,861
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $41,524,623)		49,114,455
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$49,114,455

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$9,092	$188	$425	$167	$9,022	495	$61	—
Avantis U.S. Small Cap Value Fund	863	14	16	(39)	822	47	1	—
Focused Dynamic Growth Fund(3)	5,699	340	594	241	5,686	85	75	—
Focused Large Cap Value Fund	6,119	82	338	150	6,013	539	23	$40
Growth Fund	109	58	—	4	171	3	—	—
Heritage Fund	1,410	—	41	87	1,456	48	9	—
Mid Cap Value Fund	1,502	9	89	8	1,430	85	4	9
Small Cap Growth Fund(3)	828	—	12	1	817	35	2	—
Avantis Emerging Markets Equity Fund	1,118	59	49	23	1,151	93	4	—
Avantis International Equity Fund	3,330	85	76	(45)	3,294	266	11	—
Emerging Markets Fund	1,579	24	47	40	1,596	135	6	—
Focused International Growth Fund	1,823	14	20	(9)	1,808	103	2	—
Global Real Estate Fund	1,131	9	82	53	1,111	80	15	—
International Small-Mid Cap Fund	769	4	13	(24)	736	72	2	—
International Value Fund	47	14	—	(1)	60	7	—	—
Non-U.S. Intrinsic Value Fund	1,823	33	55	(42)	1,759	180	3	—
Avantis Core Fixed Income Fund	6,522	479	313	(58)	6,630	794	—	77
High Income Fund	1,647	53	50	11	1,661	191	—	29
Inflation-Adjusted Bond Fund	598	—	6	4	596	56	(1)	—
Emerging Markets Debt Fund	873	12	17	6	874	98	—	12
Global Bond Fund	2,408	93	103	23	2,421	274	(2)	—
	$49,290	$1,570	$2,346	$600	$49,114	3,686	$215	$167
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.